Directors' emoluments	12 Months Ended
Jun. 30, 2026
Directors' emoluments
Directors' emoluments

7.Directors’ emoluments

	Year ended 30	Year ended 30	Year ended 30
	June 2026	June 2025	June 2024
	US$’000	US$’000	US$’000
Social security contributions	156	43	32
Directors’ salary and fees	1,868	463	322
Share based payments	2,097	162	124
Medical insurance	4	—	—
Total	4,125	668	478

7.Directors’ emoluments (continued)

Emoluments disclosed above include the following amounts paid to the highest Director:

	Year ended 30	Year ended 30	Year ended 30
	June 2026	June 2025	June 2024
	US$’000	US$’000	US$’000
Emoluments for qualifying services	1,016	270	213
Total	1,016	270	213

The Directors of the Group have authority and responsibility for planning, directing and controlling the activities of the Group.